STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION
Schedule of status and activity of non-vested RSUs, PSUs, and SSUs

	RSU		PSU		SSU
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant-Date	Number of	Grant-Date	Number of	Grant-Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Non-vested at beginning of year	2,948,345	$26.05	3,027,876	$37.90	157,476	$25.26
Granted	1,191,380	$35.01	1,475,133	$41.92	—	$—
Vested	(1,199,020)	$25.12	(1,594,869)	$34.12	(154,296)	$25.56
Forfeited	(324,165)	$27.56	(313,570)	$39.26	(3,180)	$25.56
Non-vested at end of year	2,616,540	$30.39	2,594,570	$42.27	—	$—

Schedule of stock based compensation by award

	Years Ended
	December 31,
	2017	2016	2015
Stock-based compensation:
Performance leveraged stock units	$35	$34	$39
Restricted stock units	34	31	31
Strategic stock units	1	5	7
	$70	$70	$77